BORROWINGS - Schedule of Composition of Non-recourse Borrowings (Details) $ in Millions	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($) year	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (7,384)	$ (5,005)
Non-recourse borrowings	31,540	30,662
Subscription Facility | Brookfield Renewable
Disclosure of detailed information about borrowings [line items]
Consolidated non-recourse borrowings	1,569	1,494
Subscription Facility | Brookfield Reinsurance and Associates
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 58	$ 65
Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.00%	6.30%
Term (years) | year	8	9
Carrying value	$ 31,555	$ 30,904
Estimated fair value	31,540	30,662
Add: Unamortized premiums and discounts	(181)	(145)	$ (11)
Less: Unamortized financing fees	(168)	(171)
Less: Current portion	(7,384)	(5,005)
Non-recourse borrowings	$ 23,822	$ 25,583
Non Recourse Borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.90%	7.00%
Term (years) | year	8	8
Carrying value	$ 11,235	$ 9,484
Estimated fair value	$ 11,229	$ 9,363
Non Recourse Borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.00%	5.90%
Term (years) | year	8	9
Carrying value	$ 8,191	$ 10,228
Estimated fair value	$ 8,147	$ 10,224
Non Recourse Borrowings | Utility-scale solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.80%	6.30%
Term (years) | year	8	11
Carrying value	$ 8,838	$ 7,275
Estimated fair value	$ 8,806	$ 7,250
Non Recourse Borrowings | Distributed energy & storage
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.70%	5.80%
Term (years) | year	4	4
Carrying value	$ 2,802	$ 3,722
Estimated fair value	$ 2,869	$ 3,630
Non Recourse Borrowings | Sustainable solutions
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	7.40%	6.50%
Term (years) | year	3	1
Carrying value	$ 489	$ 195
Estimated fair value	$ 489	$ 195